Short-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Extinguishment of Debt [Line Items]
Short-term borrowings	$ 6,238	$ 1,376
Short-Term Debt [Member]
Extinguishment of Debt [Line Items]
Short-term borrowings	6,225	1,364
Current Portion Of Vehicle Loan [Member]
Extinguishment of Debt [Line Items]
Short-term borrowings	$ 13	$ 12